SCHEDULE OF INDIVIDUAL QUALIFICATIONS OF RESERVES ESTIMATION (Details)	12 Months Ended
Dec. 31, 2025
Empolyee One [Member]
Reserve estimation team	Charlie Wu	[1]
University degree major	Geosciences
Degree Level	Ph.D.
Total professional experience (year)	47 years
Field of professional experience (years), Drilling & Production	12 years
Field of professional experience (years), Production Geology	35 years
Field of professional experience (years), Reserve Estimation	24 years
Empolyee Two [Member]
Reserve estimation team	Frans Watimena	[1]
University degree major	Petroleum Engineering
Degree Level	M.S.
Total professional experience (year)	36 years
Field of professional experience (years), Drilling & Production	21 years
Field of professional experience (years), Reserve Estimation	6 years
[custom:FieldOfProfessionalExperienceYearsPetroleumEngineering]	15 years
Empolyee Three [Member]
Reserve estimation team	Denny Radjawane	[1]
University degree major	Geophysics
Degree Level	M.S.
Total professional experience (year)	34 years
Field of professional experience (years), Drilling & Production	12 years
Field of professional experience (years), Production Geology	22 years
Field of professional experience (years), Reserve Estimation	16 years
Empolyee Four [Member]
Reserve estimation team	Fransiska Sitinjak	[1]
University degree major	Petroleum Engineering
Degree Level	M.S.
Total professional experience (year)	21 years
Field of professional experience (years), Drilling & Production	6 years
Field of professional experience (years), Reserve Estimation	10 years
[custom:FieldOfProfessionalExperienceYearsPetroleumEngineering]	15 years
Empolyee Five [Member]
Reserve estimation team	Yudhi Setiawan	[1]
University degree major	Geology
Degree Level	B.S.
Total professional experience (year)	22 years
Field of professional experience (years), Drilling & Production	16 years
Field of professional experience (years), Production Geology	4 years
Field of professional experience (years), Reserve Estimation	2 years
[custom:FieldOfProfessionalExperienceYearsPetroleumEngineering]	2 years
Empolyee Six [Member]
Reserve estimation team	Oni Syahrial	[1]
University degree major	Geology
Degree Level	B.S.
Total professional experience (year)	18 years
Field of professional experience (years), Drilling & Production	2 years
Field of professional experience (years), Production Geology	16 years
Field of professional experience (years), Reserve Estimation	10 years
Empolyee Seven [Member]
Reserve estimation team	Juan Chandra	[1]
University degree major	Geology
Degree Level	B.S.
Total professional experience (year)	19 years
Field of professional experience (years), Drilling & Production	2 years
Field of professional experience (years), Production Geology	17 years
Field of professional experience (years), Reserve Estimation	11 years

[1]	The individuals from the reserves estimation team are member of at least one of the following professional associations: American Association of Petroleum Geologists (AAPG), Indonesian Association of Geophysicist (HAGI), Indonesian Association of Geologists (IAGI), Society of Petroleum Engineers (SPE), Society of Indonesian Petroleum Engineers (IATMI) and Indonesian Petroleum Association (IPA).